Accounts Payable and Other - Schedule of Accounts Payable and Other (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Trade payables	$ 1,098	$ 1,229
Fair value of derivative contracts (Note 22)	219	552
CER variable toll disputes	98	0
Estimated contractual recoveries	48	0
MP-14 estimated costs (Note 24)	30	0
Keystone XL termination provision	17	34
Contract liabilities (Note 6)	15	17
Keystone environmental provision (Note 14)	4	93
Income tax payable	0	22
Due to Former Parent	0	104
Other	15	24
Accounts payable and other	$ 1,544	$ 2,075